STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION
Schedule of activity for restricted stock units

		Weighted
		Average Grant
	Number	Date Fair Value
RSUs outstanding and nonvested, as of January 1, 2020	3,835,150	$17.49
Granted	400,000	$8.41
RSUs outstanding and nonvested, as of December 31, 2020	4,235,150	$16.63
Granted	5,781,031	17.79
Vested	(1,916,045)	(18.44)
RSUs outstanding and nonvested, as of December 31, 2021	8,100,136	$18.83

Schedule of replacement options

		Weighted Average
	Number of options	Fair Value
Balance as of December 31, 2020	–	$–
Replacement options issued	248,412	17.93
Options exercised	(37,234)	17.93
Options sold to cover income taxes	(13,347)	17.93
Balance as of December 31, 2021	197,831	17.93